Document and Entity Information	12 Months Ended
Dec. 31, 2018 shares
Document and Entity Information [Abstract]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2018
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY
Entity Registrant Name	BANCO SANTANDER (Brasil) S.A.
Entity Central Index Key	0001471055
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Common
Document and Entity Information [Abstract]
Entity Common Stock, Shares Outstanding	3,818,695,031
Preferred
Document and Entity Information [Abstract]
Entity Common Stock, Shares Outstanding	3,679,836,020